UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-389-8713

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		January 31, 2011 Fair Value

	Investments in Securities – 98.26%
	Common Stocks – 98.26%
	Bermuda – 2.30%
	Semiconductor Components - Integrated Circuits – 2.30%
287,600	Marvell Technology Group Ltd * (a)	$5,467,276

	Total Bermuda (cost $5,470,014)	$5,467,276

	China – 18.14%
	B2B / E - Commerce – 0.74%
79,856	ChinaCache International Holdings Ltd ADR *	1,763,221

	Chemicals - Specialty – 0.72%
130,159	Daqo New Energy Corp ADR *	1,710,289

	Computer Services – 1.12%
76,300	VanceInfo Technologies Inc ADR * (a)	2,662,870

	Consulting Services – 1.27%
160,484	iSoftstone Holdings Ltd ADR *	3,017,099

	Hotels & Motels – 0.71%
93,000	7 Days Group Holdings Ltd ADR * (a)	1,692,600

	Human Resources – 0.53%
23,300	51job Inc * (a)	1,258,433

	Insurance Brokers – 1.34%
188,800	CNinsure Inc ADR (a)	3,185,056

	Real Estate Management / Services – 0.61%
101,600	E-House China Holdings Ltd ADR (a)	1,456,944

	Real Estate Operations / Development – 1.99%
2,194,500	Longfor Properties	3,271,024
4,355,000	Powerlong Real Estate Holdings Ltd	1,502,735

		4,773,759

	Retail - Regional Department Stores – 3.08%
2,671,000	Golden Eagle Retail Group Ltd	7,332,122

	Retail - Restaurants – 1.97%
3,081,000	Ajisen China Holdings Ltd	4,703,062

	Schools – 0.14%
3,300	New Oriental Education & Technology Group ADR *	325,578

	Transactional Software – 0.89%
64,100	Longtop Financial Technologies Ltd ADR * (a)	2,108,890

	Web Portals / ISP – 2.10%
123,900	Netease.com ADR * (a)	4,998,126

	Wireless Equipment – 0.93%
4,028,000	China Wireless Technologies Ltd	2,226,941

	Total China (cost $42,164,546)	$43,214,990

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		January 31, 2011 Fair Value

	Common Stock (continued)
	France – 2.19%
	Batteries / Battery Systems – 1.08%
67,942	Saft Groupe SA *	$2,580,230

	Computer Data Security – 1.11%
51,948	Gemalto NV	2,630,554

	Total France (cost $4,863,605)	$5,210,784

	Germany – 0.96%
	Enterprise Software / Services – 0.96%
14,451	Software AG	2,283,386

	Total Germany (cost $1,888,460)	$2,283,385

	Hong Kong – 7.99%
	Agricultural Operations – 1.59%
488,572	Le Gaga Holdings Ltd ADR *	3,791,319

	Alternative Waste Technology – 1.89%
8,959,000	China Everbright International Ltd	4,504,926

	Audio / Video Products – 0.00%
3,713	Skyworth Digital Holdings Ltd	2,314

	Lottery Services – 0.57%
12,600,000	REXLot Holdings Ltd	1,357,663

	Metal Processors & Fabrication – 0.61%
1,672,000	EVA Precision Industrial Holdings Ltd	1,439,133

	Retail - Apparel / Shoes – 3.03%
7,974,000	Trinity Ltd	7,221,426

	Retail - Jewelry – 0.30%
340,000	Chow Sang Sang Holdings International Ltd	712,644

	Total Hong Kong (cost $19,583,141)	$19,029,425

	Israel – 0.16%
	Telecommunication Equipment – 0.16%
56,100	AudioCodes Ltd *	387,651

	Total Israel (cost $399,613)	$387,651

	Singapore – 1.29%
	Electronic Components - Semiconductors – 1.29%
107,300	Avago Technologies Ltd (a)	3,080,583

	Total Singapore (cost $2,359,458)	$3,080,583

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		January 31, 2011 Fair Value

	Common Stock (continued)
	United Kingdom – 1.53%
	Enterprise Software / Services – 1.53%
152,033	Autonomy Corp *	$3,643,027

	Total United Kingdom (cost $3,606,453)	$3,643,027

	United States – 63.70%
	Apparel Manufacturers – 2.88%
126,700	Coach Inc (a)	6,853,203

	Applications Software – 4.11%
43,400	Citrix Systems Inc *	2,742,012
200,500	Quest Software Inc * (a)	5,176,910
45,500	Red Hat Inc * (a)	1,880,060

		9,798,982

	Commercial Services - Finance – 3.41%
71,200	FleetCor Technologies Inc * (a)	2,136,000
177,200	Verisk Analytics Inc * (a)	5,994,676

		8,130,676

	Computers – 6.92%
48,600	Apple Inc * (a)	16,490,952

	Computers - Memory Devices – 7.11%
276,800	EMC Corp * (a)	6,889,552
221,500	Sandisk Corp * (a)	10,049,455

		16,939,007

	Data Processing / Management – 0.73%
51,100	Pegasystems Inc	1,746,598

	Decision Support Software – 0.60%
118,500	DemandTec Inc *	1,427,925

	E-Commerce / Products – 1.78%
25,000	Amazon.com Inc *	4,241,000

	E-Commerce / Services – 0.88%
83,700	Expedia Inc (a)	2,105,892

	Electronic Components - Semiconductors – 7.58%
104,400	Altera Corp (a)	3,922,308
98,600	AXT Inc *	1,067,838
112,900	Broadcom Corp (a)	5,090,661
186,600	Intersil Corp	2,821,392
169,900	Omnivision Technologies Inc * (a)	4,388,517
110,700	Silicon Image Inc *	759,402

		18,050,118

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		January 31, 2011 Fair Value

	Common Stock (continued)
	United States (continued)
	Electronic Design Automation – 1.24%
108,600	Synopsys Inc *	$2,946,318

	Enterprise Software / Services – 0.98%
48,800	BMC Software Inc *	2,327,760

	Internet Application Software – 1.16%
136,260	IntraLinks Holdings Inc * (a)	2,757,902

	Internet Infrastructure Software – 1.60%
173,700	TIBCO Software Inc *	3,817,926

	Internet Security – 0.80%
66,500	Blue Coat Systems Inc *	1,915,865

	Medical Information Systems – 0.22%
21,360	Medidata Solutions Inc *	532,932

	Networking Products – 2.47%
134,000	Polycom Inc *	5,875,900

	Retail - Apparel / Shoes – 1.14%
63,500	Guess Inc (a)	2,716,530

	Retail - Discount – 2.84%
26,800	Costco Wholesale Corp	1,925,312
95,450	Dollar Tree Inc * (a)	4,827,861

		6,753,173

	Retail - Drug Store – 0.09%
162,900	Rite Aid Corp *	208,512

	Semiconductor Components - Integrated Circuits – 6.24%
69,400	Analog Devices Inc (a)	2,694,802
180,700	Atmel Corp *	2,446,678
124,300	Cypress Semiconductor Corp * (a)	2,691,095
271,800	Maxim Integrated Products Inc	7,017,876

		14,850,451

	Semiconductor Equipment – 4.63%
127,900	KLA-Tencor Corp (a)	5,637,832
59,900	Lam Research Corp * (a)	2,988,411
50,000	Nanometrics Inc *	856,000
92,300	Teradyne Inc *	1,539,564

		11,021,807

	Transactional Software – 1.49%
88,900	VeriFone Holdings Inc *	3,550,666

	Transport - Services – 0.49%
99,900	Echo Global Logistics Inc * (a)	1,160,838

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		January 31, 2011 Fair Value

	Common Stock (continued)
	United States (continued)
	Wireless Equipment – 2.31%
255700	Aruba Networks Inc * (a)	$5,510,335

	Total United States (cost $137,619,577)	$151,731,268

	Total Common Stock (cost $217,954,867)	$234,048,389

	Total Investment in Securities (cost $217,954,867) - 98.26%	$234,048,389

	Other Liabilities in Excess of Assets - 1.74% **	4,156,315

	Net Assets - 100.00%	$238,204,704

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and certain options
*	Non-income producing security.
**

Includes $23,064,105 invested in a PNC Bank Money Market Account, which is 9.68% of net assets and foreign currency with a U.S. Dollar value of $4,010,952 held in custody at PFPC Trust Company, which is 1.68% of net assets.

ADR	American Depository Receipt

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	January 31, 2011 Percentage of Net Assets (%)

Agricultural Operations	1.59
Alternative Waste Technology	1.89
Apparel Manufacturers	2.88
Applications Software	4.11
Audio / Video Products	0.00
B2B / E-Commerce	0.74
Batteries / Battery Systems	1.08
Chemicals - Specialty	0.72
Commercial Services - Finance	3.41
Computer Data Security	1.11
Computer Services	1.12
Computers	6.92
Computers - Memory Devices	7.11
Consulting Services	1.27
Data Processing / Management	0.73
Decision Support Software	0.60
E-Commerce / Products	1.78
E-Commerce / Services	0.88
Electronic Components - Semiconductors	8.87
Electronic Design Automation	1.24
Enterprise Software / Services	3.47
Hotels & Motels	0.71
Human Resources	0.53
Insurance Brokers	1.34

Internet Application Software	1.16
Internet Infrastructure Software	1.60
Internet Security	0.80
Lottery Services	0.57
Medical Information Systems	0.22
Metal Processors & Fabrication	0.61
Networking Products	2.47
Real Estate Management / Services	0.61
Real Estate Operations / Development	1.99
Retail - Apparel / Shoes	4.17
Retail - Discount	2.84
Retail - Drug Store	0.09
Retail - Jewelry	0.30
Retail - Regional Department Stores	3.08
Retail - Restaurants	1.97
Schools	0.14
Semiconductor Components - Integrated Circuits	8.54
Semiconductor Equipment	4.63
Telecommunication Equipment	0.16
Transactional Software	2.38
Transport - Services	0.49
Web Portals / ISP	2.10
Wireless Equipment	3.24

Total Investments in Securities	98.26%

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		January 31, 2011 Fair Value

	Securities Sold, Not Yet Purchased – 42.92%
	Common Stock – 42.92%
	Brazil – 0.43%
	Paper & Related Products – 0.43%
66,400	Fibria Celulose SA ADR	$1,016,584

	Total Brazil (proceeds $1,059,791)	$1,016,584

	China – 4.73%
	Commercial Banks - Non - US – 1.14%
	China Citic Bank	2,708,855

	Electric - Generation – 0.72%
1,802,000	Datang International Power Generation Co Ltd	628,733
1,958,000	Huaneng Power International Inc	1,087,533

		1,716,266

	Metal Processors & Fabrication – 0.33%
1,658,000	China Zhongwang Holdings Ltd	795,423

	Metal - Aluminum – 0.29%
27,600	Aluminum Corp of China Ltd	683,100

	Miscellaneous Manufacture – 0.26%
317,600	Xinjiang Goldwind Science & Technology Co Ltd	619,250

	Real Estate Operations / Development – 1.27%
1,249,000	Country Garden Holdings Co Ltd	467,829
1,729,600	Guangzhou R&F Properties Co Ltd	2,542,566

		3,010,396

	Semiconductor Components - Integrated Circuits – 0.03%
18,300	Semiconductor Manufacturing International Corp	70,638

	Steel - Producers – 0.69%
1,120,000	Angang Steel Co Ltd	1,649,309

	Total China (proceeds $12,109,810)	$11,253,236

	Finland – 1.48%
	Wireless Equipment – 1.48%
328,900	Nokia OYJ ADR	3,519,229

	Total Finland (proceeds $3,344,391)	$3,519,229

	Germany – 2.23%
	Power Conversion / Supply Equipment – 1.08%
25,804	SMA Solar Technology AG	2,576,545

	Semiconductor Equipment – 1.15%
66,126	Aixtron AG	2,732,473

	Total Germany (proceeds $4,721,857)	$5,309,018

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		January 31, 2011 Fair Value

	Common Stock (continued)
	Hong Kong – 1.39%
	Airport Development / Maintenance – 0.34%
1,526,000	Beijing Capital International Airport Co Ltd	$814,310

	Diversified Operations – 1.05%
215,000	Hutchison Whampoa Ltd	2,506,943

	Total Hong Kong (proceeds $3,098,199)	$3,321,253

	India – 0.45%
	Computer Services – 0.45%
81,500	Wipro Ltd	1,074,169

	Total India (proceeds $1,086,141)	$1,074,169

	Japan – 6.60%
	Audio / Video Products – 1.98%
183,600	Panasonic Corp	2,518,908
59,000	Sharp Corp	612,851
46,000	Sony Corp ADR	1,579,640

		4,711,399

	Auto - Cars / Light Trucks – 0.38%
650,000	Mitsubishi Motors Corp	904,465

	Building Products - Doors and Windows – 0.76%
145,000	Asahi Glass Co Ltd	1,810,577

	Computers - Integrated Systems – 0.85%
624	NTT Data Corp	2,030,571

	Electronic Components - Miscellaneous – 1.72%
47,600	Hoya Corp	1,123,665
198,000	Nippon Electric Glass Co Ltd	2,984,733

		4,108,398

	Electronic Measurement Instruments – 0.51%
59,700	Advantest Corp	1,223,484

	Office Automation & Equipment – 0.40%
66,000	Ricoh Co Ltd	941,742

	Total Japan (proceeds $14,870,954)	$15,730,636

	South Korea – 0.39%
	Electronic Components - Miscellaneous – 0.39%
55,400	LG Display Co Ltd ADR	939,030

	Total South Korea (proceeds $984,989)	$939,030

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		January 31, 2011 Fair Value

	Common Stock (continued)
	Switzerland – 2.44%
	Computers - Peripheral Equipment – 1.28%
162,800	Logitech International SA	$3,050,872

	Electronic Components - Semiconductor – 1.16%
227,500	STMicroelectronics	2,757,300

	Total Switzerland (proceeds $4,799,358)	$5,808,172

	Taiwan – 2.10%
	Electronic Components - Miscellaneous – 1.01%
250,700	AU Optronics Corp ADR	2,406,720

	Semiconductor Components - Integrated Circuits – 1.09%
259,700	Siliconware Precision Industries Co ADR	1,799,721
244,400	United Microelectronics	777,192

		2,576,913

	Total Taiwan (proceeds $4,590,050)	$4,983,633

	United States – 20.68%
	Commercial Banks - Western U.S. – 0.35%
14,500	City National Corp	837,955

	Cruise Lines – 0.76%
40,600	Carnival Corp	1,815,226

	Electric - Integrated – 3.68%
63,000	Consolidated Edison Inc	3,144,330
43,400	Northeast Utilities	1,428,728
45,600	PG & E Corp	2,110,368
34,300	Wisconsin Energy Corp	2,067,947

		8,751,373

	Electronic Components - Semiconductors – 5.11%
72,200	Cree Inc	3,645,378
117,900	Fairchild Semiconductor International Inc	2,098,620
93,400	Microchip Technology Inc	3,406,298
195,500	Micron Technology Inc	2,060,570
21,500	Silicon Laboratories Inc	956,320

		12,167,186

	Finance - Other Services – 1.10%
82,800	NYSE Euronext	2,633,868

	Food - Retail – 0.60%
195,400	Supervalu Inc	1,424,466

	Multimedia – 0.38%
27,200	Meredith Corp	916,640

	Office Automation & Equipment – 0.39%
38,000	Pitney Bowes Inc	922,640

	Paper & Related Products – 0.81%
66,800	International Paper Co.	1,929,184

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		January 31, 2011 Fair Value

	Common Stock (continued)
	United States (continued)
	REITS - Office Property – 2.47%
31,200	Boston Properties Inc	$2,944,344
40,300	SL Green Realty Corp	2,932,228

		5,876,572

	REITS - Single - Tenant – 0.76%
51,500	Realty Income Corp	1,800,440

	Rental Auto / Equipment – 0.17%
21,700	Aaron’s Inc	416,423

	Retail - Computer Equipment – 0.43%
48,900	GameStop Corp	1,030,323

	Semiconductor Equipment – 2.09%
48,300	Cabot Microelectronics Corp	2,178,813
64,800	Veeco Instruments Inc	2,803,248

		4,982,061

	Telecommunication Equipment - Fiber Optics – 1.04%
111,400	Corning Inc	2,474,194

	Transport - Truck – 0.54%
38,000	CON-WAY Inc	1,292,760

	Total United States (proceeds $45,680,388)	$49,271,311

	Total Common Stock (proceeds $96,345,928) – 42.92%	$102,226,271

	Total Securities Sold, Not Yet Purchased (proceeds $96,345,928) – 42.92%	$102,226,271

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	January 31, 2011 Percentage of Net Assets (%)

Airport Development / Maintenance	0.34
Audio / Video Products	1.98
Auto - Cars / Light Trucks	0.38
Building Products - Doors and Windows	0.76
Commercial Banks - Non U.S.	1.14
Commercial Banks - Western U.S.	0.35
Computers - Integrated Systems	0.85
Computers - Peripheral Equipment	1.28
Computer Services	0.45
Cruise Lines	0.76
Diversified Operations	1.05
Electric - Generation	0.72
Electric - Integrated	3.68
Electronic Components - Miscellaneous	3.12
Electronic Components - Semiconductors	6.27
Electronic Measurement Instruments	0.51
Finance - Other Services	1.10
Food - Retail	0.60

Metal - Aluminum	0.29
Metal Processors & Fabrication	0.33
Miscellaneous Manufacture	0.26
Multimedia	0.38
Office Automation & Equipment	0.79
Paper & Related Products	1.24
Power Conversion / Supply Equipment	1.08
Real Estate Operations / Development	1.27
REITS - Office Property	2.47
REITS - Single Tenant	0.76
Rental Auto / Equipment	0.17
Retail - Computer Equipment	0.43
Semiconductor Components - Integrated Circuits	1.12
Semiconductor Equipment	3.24
Steel - Producers	0.69
Telecommunication Equipment - Fiber Optics	1.04
Transport - Truck	0.54
Wireless Equipment	1.48

Total Securities Sold, Not Yet Purchased	42.92%

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		January 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts - 0.12%
	Total Return Swap Contracts - 0.12%
	Auto - Cars / Light Trucks - 0.02%
$(2,020,852)	03/01/2012	Volvo AB Class B	$56,328

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Volvo AB Class B in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.4852%.

	Building & Construction - Miscellaneous - (0.03%)
2,230,360	11/14/2012	Multiplan Empreendimentos Imobiliarios SA	(70,260)

Agreement with Morgan Stanley, dated 11/12/2010 to receive the total return of the shares of Multiplan Empreendimentos Imobiliarios SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Capacitors - 0.03%
(749,528)	03/01/2012	Nippon Chemi-Con Corp	(2,667)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.39%.

(3,235,696)	03/01/2012	Taiyo Yuden Co Ltd	79,908

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Taiyo Yuden Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			77,241

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Computers - 0.00%
$(846,279)	03/01/2012	Acer Inc	$(384)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Acer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.96%.

	Computers - Peripheral Equipment - 0.00%
(161,024)	03/01/2012	Sintek Photronic Corp	1,707

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sintek Photronic Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

	Electric Products - Miscellaneous - 0.13%
(1,755,169)	03/01/2012	Casio Computer Co Ltd	77,154

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.59%.

(1,063,821)	03/01/2012	Funai Electric Co	60,817

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Funai Electric Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.78%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electric Products - Miscellaneous (continued)
$(4,609,581)	03/01/2012	LG Electronics Inc	$169,784

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of LG Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

			307,755

	Electronic Components - Miscellaneous - (0.08%)
(1,518,354)	03/02/2012	Samsung Electro-Mechanics Co Ltd	17,473

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

4,339,751	03/02/2012	Samsung SDI Co Ltd	(215,236)

Agreement with Morgan Stanley, dated 03/03/2010 to receive the total return of the shares of Samsung SDI Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

(667,746)	03/01/2012	Wintek Corp	6,478

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Wintek Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.32%.

			(191,285)

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors - (0.04%)
$(2,638,277)	03/01/2012	Elpida Memory Inc	$3,495

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Elpida Memory Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.00%.

(345,305)	03/01/2012	Everlight Electronics Co Ltd	(4,822)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Everlight Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.88%.

(2,738,072)	03/02/2012	Hynix Semiconductor Inc	(129,548)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Hynix Semiconductor Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.

(2,941,118)	03/01/2012	MediaTek Inc	36,088

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of MediaTek Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.

			(94,787)

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Connectors - 0.00%
$(770,375)	03/01/2012	Hirose Electric Co Ltd	$6,877

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hirose Electric Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Energy - Alternate Sources - (0.03%)
(1,345,461)	03/01/2012	Iberdrola Renovables SA	(75,274)

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of Iberdrola Renovables SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.46%.

	Enterprise Software / Services - (0.03%)
4,037,440	03/01/2012	Oracle Corp	(65,720)

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Oracle Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Finance - Investment Banker / Broker - (0.03%)
(1,608,324)	03/01/2012	Bolsas y Mercados Espanoles SA	(81,287)

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.50%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Machinery - Material Handling - 0.01%
$(562,716)	03/01/2012	Tsugami Corp	$11,513

Agreement with Morgan Stanley, dated 07/27/2010 to deliver the total return of the shares of Tsugami Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.24%.

	Paper & Related Products - 0.00%
(1,572,221)	03/01/2012	UPM-Kymmene Oyj	(9,001)

Agreement with Morgan Stanley, dated 07/27/2010 to deliver the total return of the shares of UPM-Kymmene Oyj in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.48%.

	Power Conversion / Supply Equipment - 0.00%
(1,100,618)	03/01/2012	Vestas Wind Systems AS	(4,663)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Vestas Wind Systems AS in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.47%.

	Real Estate Operations / Development - (0.02%)
19,641	11/14/2012	Anant Raj Industries Ltd	(778)

Agreement with Morgan Stanley, dated 11/08/2010 to deliver the total return of the shares of Anant Raj Industries Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Real Estate Operations / Development (continued)
$1,015,307	11/14/2012	Iguatemi Empresa de Shopping Centers SA	$(40,275)

Agreement with Morgan Stanley, dated 11/08/2010 to deliver the total return of the shares of Iguatemi Empresa de Shopping Centers SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

			(41,053)

	Retail - Restaurants - (0.08%)
5,348,116	03/01/2012	Gourmet Master Co Ltd	(197,362)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Gourmet Master Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

	Semiconductor Equipment - (0.01%)
227,829	03/02/2012	Joosung Engineering Co Ltd	(12,209)

Agreement with Morgan Stanley, dated 05/20/2010 to receive the total return of the shares of Joosung Engineering Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

	Web Portals / ISP - (0.09%)
4,685,400	03/01/2012	Google Inc Class A	(122,664)

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Google Inc Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Web Portals / ISP (continued)
$3,124,876	03/02/2012	NHN Corp	$(88,119)

Agreement with Morgan Stanley, dated 03/03/2010 to receive the total return of the shares of NHN Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

			(210,783)

	Wireless Equipment - 0.37%
21,052,768	03/01/2012	QUALCOMM Inc	880,708

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$288,061

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	January 31, 2011 Percentage of Net Assets (%)

Auto - Cars / Light Trucks	0.02%
Building & Construction - Miscellaneous	(0.03%)
Capacitors	0.03%
Computers	0.00%
Computers - Peripheral Equipment	0.00%
Electric Products - Miscellaneous	0.13%
Electronic Components - Miscellaneous	(0.08%)
Electronic Components - Semiconductors	(0.04%)
Electronic Connectors	0.00%
Energy - Alternate Sources	(0.03%)
Enterprise Software / Services	(0.03%)
Finance - Investment Banker / Broker	(0.03%)
Machinery - Material Handling	0.01%
Paper & Related Products	0.00%
Power Conversion / Supply Equipment	0.00%
Real Estate Operations / Development	(0.02%)
Retail - Restaurants	(0.08%)
Semiconductor Equipment	(0.01%)
Web Portals / ISP	(0.09%)
Wireless Equipment	0.37%

Total Swap Contracts	0.12%

ACAP Strategic Fund
Fair Value Measurement

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s investments at fair value.

		Level 1	Level 2	Level 3	Balance January 31, 2011

Assets
	Common Stock	$234,048,389	$—	$—	$234,048,389
	Swaps	—	288,061	—	288,061

Securities owned - at fair value		$234,048,389	$288,061	$—	$234,336,450

Liabilities
	Common Stock	$102,226,271	$—	$—	$102,226,271

Securities sold, but not yet purchased - at fair value		$102,226,271	$—	$—	$102,226,271

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	March 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	March 28, 2011

By (Signature and Title)*	/s/ George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	March 28, 2011

* Print the name and title of each signing officer under his or her signature.